Supplementary Cash Flow Information - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [Abstract]
Cash	$ 229.6	$ 415.1	$ 318.5
Cash equivalents (mainly short-term deposits)	85.8	123.7	66.8
Total cash and cash equivalents	$ 315.4	$ 538.8	$ 385.3	$ 359.1